CONVERTIBLE DEBT (Details 1) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONVERTIBLE DEBT
Convertible debt	$ 250,000	$ 250,000	$ 250,000
Debt discount	(365)	(8,668)	(41,971)
Net	$ 249,635	$ 241,332	$ 208,029